CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 2,490	$ 2,795	$ 2,125
Investment securities available for sale not other-than-temporarily impaired:
Gains (losses) arising during the year	(698)	119	(80)
LESS: Income tax effect	(146)	(26)	(4)
Net gains (losses)	(552)	93	(76)
(Gains) losses recognized in earnings	(40)	2	(2)
LESS: Income tax effect	(8)
Net gains recognized in earnings	(32)	2	(2)
Unrealized holding gains (losses) on investment securities available for sale not other-than-temporarily impaired, net of tax	(584)	95	(78)
Investment securities held to maturity other-than-temporarily impaired:
Total losses	(88)	120	86
Losses recognized in earnings	88	28	14
Gains recognized in comprehensive income		148	100
LESS: Income tax effect		(31)	(27)
Net gains (losses) recognized in comprehensive income after income tax effect		117	73
Accretion of other comprehensive gain (loss) on other-than-temporarily impaired securities held to maturity	16	(12)	28
LESS: Income tax effect	(3)	(3)	(8)
Unrealized holding gains (losses) on other-than-temporarily impaired securities held to maturity, net of tax	13	(9)	20
Other comprehensive (loss) income	(571)	203	15
COMPREHENSIVE INCOME	$ 1,919	$ 2,998	$ 2,140